UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22821

Investment Company Act File Number

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

May 31

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Floating-Rate Income Plus Fund

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 136.8%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 3.5%
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	$310	$315,269
Term Loan, 5.00%, Maturing November 2, 2018	685	695,446
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	295	291,369
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	1,466	1,473,300
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,487	2,501,601

		$5,276,985

Automotive — 2.8%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	$796	$799,224
Chrysler Group LLC
Term Loan, 3.25%, Maturing December 31, 2018	550	549,313
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	1,989	1,998,425
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	794	802,035

		$4,148,997

Brokers, Dealers and Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	$125	$125,937

		$125,937

Building and Development — 1.1%
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	$150	$150,116
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	249	251,000
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020	796	799,804
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019	497	500,603

		$1,701,523

Business Equipment and Services — 13.7%
Acosta, Inc.
Term Loan, Maturing March 2, 2018(2)	$200	$201,438
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017	1,689	1,699,912
AlixPartners, LLP
Term Loan - Second Lien, 9.00%, Maturing July 12, 2021	200	204,750
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 22, 2021	100	100,750
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	744	747,166

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020	$225	$226,225
CBS Outdoor Americas Capital LLC
Term Loan, 3.00%, Maturing January 31, 2021	150	149,953
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	496	497,994
Ceridian Corp.
Term Loan, 4.40%, Maturing May 9, 2017	300	301,687
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	512	511,157
Education Management LLC
Term Loan, 8.25%, Maturing March 29, 2018	1,492	1,476,849
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	1,692	1,708,657
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018	784	781,067
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020	200	203,500
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	30	30,612
Term Loan, 4.00%, Maturing November 6, 2020	119	119,667
Genesys Telecom Holdings, U.S., Inc.
Term Loan, Maturing February 7, 2020(2)	400	400,667
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	324	326,484
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020	752	758,463
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021	1,000	1,014,375
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019	796	797,404
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019	1,826	1,839,877
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 12, 2020	75	75,820
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019	400	391,000
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018	324	329,591
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018	2,000	2,008,112
ServiceMaster Company
Term Loan, 4.41%, Maturing January 31, 2017	992	995,131
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 9, 2020	1,985	1,994,512
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019	100	100,254
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019	413	416,329

		$20,409,403

Cable and Satellite Television — 2.0%
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020	$400	$404,000
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021	2,500	2,511,980

		$2,915,980

Chemicals and Plastics — 7.1%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019	$524	$528,011

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019	$272	$273,959
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020	796	802,467
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.00%, Maturing February 1, 2020	1,489	1,500,032
Huntsman International, LLC
Term Loan, Maturing October 15, 2020(2)	500	501,812
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018	1,987	1,984,951
OXEA Finance LLC
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020	1,000	1,022,500
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020	313	314,763
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020	274	275,164
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,990	1,999,950
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	992	987,586
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020	183	184,001
WR Grace & Co.
Term Loan, 0.50%, Maturing January 22, 2021(3)	53	52,681
Term Loan, 3.00%, Maturing January 31, 2021	147	147,507

		$10,575,384

Conglomerates — 1.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,489	$1,492,358
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019	648	650,980

		$2,143,338

Containers and Glass Products — 3.1%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 7, 2020	$1,985	$1,978,265
Term Loan, 3.75%, Maturing January 6, 2021	175	174,797
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018	496	500,253
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018	1,995	2,010,964

		$4,664,279

Cosmetics/Toiletries — 0.7%
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019	$300	$301,406
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020	744	714,135

		$1,015,541

Drugs — 3.9%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(2)	$175	$176,750
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017	488	497,250
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2017	1,492	1,504,021

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Endo Health Solutions Inc.
Term Loan, Maturing November 5, 2020(2)	$100	$100,063
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021	225	226,856
Term Loan - Second Lien, 8.75%, Maturing January 17, 2022	500	508,750
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019	200	200,563
Patheon, Inc.
Term Loan, Maturing January 9, 2021(2)	225	224,578
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing August 5, 2020	2,305	2,327,939

		$5,766,770

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019	$997	$998,650

		$998,650

Electronics/Electrical — 13.5%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019	$459	$462,973
Answers Corporation
Term Loan - Second Lien, 11.00%, Maturing June 19, 2020	800	786,000
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	701	707,254
Blue Coat Systems, Inc.
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020	1,000	1,036,250
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020	499	498,747
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018	414	414,828
Term Loan, 4.50%, Maturing April 29, 2020	2,344	2,343,759
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	222	224,139
Eze Castle Software Inc.
Term Loan, 4.50%, Maturing April 6, 2020	796	803,131
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020	200	201,500
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	869	873,881
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	725	729,871
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	2,191	2,192,850
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	992	1,005,475
Open Text Corporation
Term Loan, 3.25%, Maturing January 4, 2021	250	250,563
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020	200	201,121
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	1,020	1,023,972
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	1,000	1,019,688
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 27, 2021	175	176,458
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	446	453,404
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	500	515,000
Southwire Company
Term Loan, 3.25%, Maturing February 11, 2021	100	100,125

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
StoneRiver Holdings, Inc.
Term Loan, 4.50%, Maturing November 29, 2019	$257	$257,532
SumTotal Systems LLC
Term Loan, 6.25%, Maturing November 16, 2018	500	497,500
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	497	503,712
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,465	1,474,201
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	493	496,206
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	454	460,388
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	498	501,542

		$20,212,070

Equipment Leasing — 0.4%
International Lease Finance Corporation
Term Loan, Maturing February 13, 2021(2)	$650	$653,149

		$653,149

Financial Intermediaries — 7.4%
American Capital Holdings, Inc.
Term Loan, 3.50%, Maturing August 22, 2017	$1,144	$1,143,750
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	174	175,863
First Data Corporation
Term Loan, 4.16%, Maturing September 24, 2018	1,500	1,506,406
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	325	325,000
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	2,170	2,194,649
Moneygram International, Inc
Term Loan, 4.25%, Maturing March 27, 2020	1,490	1,497,578
Nuveen Investments, Inc.
Term Loan, 4.15%, Maturing May 15, 2017	1,500	1,499,649
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	794	801,687
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	796	803,194
Walker & Dunlop, Inc.
Term Loan, 5.50%, Maturing December 11, 2020	175	177,625
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	894	892,792

		$11,018,193

Food Products — 3.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	$997	$1,003,242
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	1,348	1,352,270
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing November 6, 2020	175	175,492
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing July 28, 2018	50	50,218
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	1,600	1,614,000
Hearthside Food Solutions, LLC
Term Loan, 4.51%, Maturing June 7, 2018	498	496,256

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing September 18, 2020	$424	$423,143

		$5,114,621

Food Service — 1.9%
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021	$200	$199,667
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	712	717,967
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019	1,493	1,504,253
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	497	385,185

		$2,807,072

Food/Drug Retailers — 2.8%
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019	$898	$906,750
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020	2,481	2,498,309
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019	786	792,105

		$4,197,164

Health Care — 12.3%
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019	$150	$151,028
BioScrip, Inc.
Term Loan, 7.25%, Maturing July 31, 2020	122	122,752
Term Loan, 7.25%, Maturing July 31, 2020	203	204,587
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020	54	54,507
CHG Buyer Corporation
Term Loan, 4.50%, Maturing November 19, 2019	800	806,278
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021	650	656,652
CRC Health Corporation
Term Loan, Maturing November 16, 2015(2)	75	75,750
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017	1,489	1,502,306
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018	1,492	1,499,451
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020	168	168,374
Term Loan, 4.25%, Maturing August 31, 2020	551	553,563
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019	350	353,938
Hologic Inc.
Term Loan, 3.25%, Maturing August 1, 2019	1,612	1,615,418
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	796	800,701
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	800	802,500
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018	1,492	1,499,574
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	421	425,092
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	306	308,202

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	$66	$66,669
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 27, 2021	150	151,188
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	780	790,447
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	425	427,922
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	1,938	1,950,410
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020	349	350,651
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	500	499,062
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020	175	177,005
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020	499	498,435
TriZetto Group, Inc. (The)
Term Loan, Maturing May 2, 2018(2)	500	498,282
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	496	497,491
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	798	805,481

		$18,313,716

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019	$780	$786,538

		$786,538

Industrial Equipment — 5.1%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$1,489	$1,476,468
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020	898	895,761
Husky Injection Molding Systems Ltd
Term Loan, 4.25%, Maturing June 29, 2018	1,400	1,409,139
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020	993	995,292
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	500	502,187
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	2,120	2,128,520
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 19, 2021	75	75,469
Virtuoso US LLC
Term Loan, 4.75%, Maturing January 9, 2021	100	100,875

		$7,583,711

Insurance — 5.2%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	$796	$800,084
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	1,788	1,803,897
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	225	226,800

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019	$2,440	$2,448,237
Term Loan, 3.50%, Maturing July 8, 2020	199	197,781
Term Loan - Second Lien, Maturing February 19, 2021(2)	275	284,625
Cooper Gay Swett & Crawford Ltd
Term Loan, 5.00%, Maturing April 16, 2020	499	492,721
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	748	757,102
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	796	799,975

		$7,811,222

Leisure Goods/Activities/Movies — 5.1%
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	$2,000	$2,010,358
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	1,489	1,506,119
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	75	75,625
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	497	502,313
Sabre, Inc.
Term Loan, 4.25%, Maturing February 19, 2019	796	798,592
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	325	323,172
US Finco LLC
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	800	812,000
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020	1,492	1,503,283

		$7,531,462

Lodging and Casinos — 2.2%
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	$125	$125,012
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020	225	227,612
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019	30	30,618
Term Loan, 5.50%, Maturing November 21, 2019	70	71,443
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020	1,618	1,626,408
La Quinta Intermediate Holdings LLC
Term Loan, Maturing February 19, 2021(2)	300	301,453
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020	500	499,688
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020	224	225,064
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019	100	100,436
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020	100	100,155

		$3,307,889

Nonferrous Metals/Minerals — 4.6%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	$1,985	$1,936,439
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	1,489	1,471,397

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020	$497	$509,309
Fairmount Minerals LTD
Term Loan, 4.25%, Maturing March 15, 2017	100	100,893
Term Loan, 5.00%, Maturing September 5, 2019	499	505,964
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	350	353,281
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	794	759,701
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	98	98,658
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	175	180,688
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	1,000	983,958

		$6,900,288

Oil and Gas — 6.4%
Ameriforge Group, Inc.
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	$800	$822,000
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	966	976,451
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	250	250,566
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	175	182,284
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,500	1,515,375
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	750	754,286
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	10	9,859
Term Loan, 4.25%, Maturing December 16, 2020	26	26,436
Term Loan, 4.25%, Maturing December 16, 2020	189	190,041
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing September 14, 2019	1,236	1,244,263
Term Loan, 4.25%, Maturing September 25, 2019	100	100,707
Term Loan, 4.25%, Maturing September 25, 2019	164	164,875
Stena International Sarl
Term Loan, Maturing February 24, 2021(2)	400	399,750
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	2,093	2,112,836
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	794	799,727

		$9,549,456

Publishing — 3.2%
American Greetings Corporation
Term Loan, 4.02%, Maturing August 9, 2019	$243	$243,464
Ascend Learning, Inc.
Term Loan, 6.00%, Maturing July 31, 2019	325	330,687
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	1,985	1,897,872
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	1,067	1,051,203
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018	469	477,194
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	75	75,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020	$498	$484,117
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 14, 2020	249	250,934

		$4,810,846

Radio and Television — 4.0%
Clear Channel Communications, Inc.
Term Loan, 6.90%, Maturing January 30, 2019	$1,000	$983,661
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020	1,150	1,161,207
Entercom Radio, LLC
Term Loan, 4.01%, Maturing November 23, 2018	357	360,101
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020	971	967,193
TWCC Holding Corp.
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020	1,000	980,000
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020	1,492	1,498,233

		$5,950,395

Retailers (Except Food and Drug) — 6.2%
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019	$623	$628,144
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020	1,642	1,641,116
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019	497	501,763
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019	249	252,687
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020	948	964,125
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018	1,985	1,987,444
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020	1,489	1,495,841
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020	1,097	1,111,271
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019	150	150,687
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	499	472,877

		$9,205,955

Steel — 3.8%
FMG Resources (August 2006) Pty Ltd
Term Loan, 4.25%, Maturing June 28, 2019	$2,085	$2,108,178
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017	794	797,624
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017	995	998,416
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	461	461,712
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018	525	526,969
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017	771	772,932

		$5,665,831

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Telecommunications — 5.6%
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing March 9, 2020	$1,492	$1,496,464
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2021	274	274,204
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	1,950	1,965,031
SBA Senior Finance II LLC
Term Loan, Maturing March 24, 2021(2)	225	225,028
Term Loan, 3.25%, Maturing March 31, 2021	250	250,031
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	1,454	1,461,554
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	1,995	2,001,176
Ziggo N.V.
Term Loan, Maturing January 15, 2022(2)	149	148,447
Term Loan, Maturing January 15, 2022(2)	231	230,359
Term Loan, Maturing January 15, 2022(2)	245	244,143

		$8,296,437

Utilities — 3.1%
Calpine Construction Finance Company, L.P.
Term Loan, Maturing January 31, 2022(2)	$150	$148,437
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	1,985	1,996,828
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	796	800,904
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 17, 2020	150	151,055
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	500	502,500
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(3)	56	55,555
Term Loan, 4.25%, Maturing May 6, 2020	442	441,117
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	400	404,250
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	100	100,750

		$4,601,396

Total Senior Floating-Rate Interests (identified cost $202,911,710)		$204,060,198

Corporate Bonds & Notes — 10.8%

Security	Principal Amount (000’s omitted)	Value
Commercial Services — 0.9%
ADT Corp. (The)
3.50%, 7/15/22	$600	$548,681
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(4)	575	522,531
ServiceMaster Co.
7.45%, 8/15/27	300	270,000

		$1,341,212

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 0.6%
SLM Corp.
5.625%, 8/1/33	$950	$826,500

		$826,500

Electronics/Electrical — 1.7%
Advanced Micro Devices, Inc.
7.50%, 8/15/22	$500	$496,250
Dell, Inc.
5.40%, 9/10/40	1,575	1,141,875
Hewlett-Packard Co.
6.00%, 9/15/41	835	898,843

		$2,536,968

Food/Drug Retailers — 0.3%
Delhaize Group SA
5.70%, 10/1/40	$380	$388,932

		$388,932

Insurance — 0.1%
Onex USI Acquisition Corp.
7.75%, 1/15/21(4)	$200	$209,000

		$209,000

Metals/Mining — 0.6%
Newmont Mining Corp.
4.875%, 3/15/42	$1,030	$843,779

		$843,779

Oil and Gas — 1.0%
American Energy – Utica, LLC
3.50%, 3/1/21(4)(5)	$200	$201,500
Forest Oil Corp.
7.25%, 6/15/19	400	346,000
MEG Energy Corp.
6.375%, 1/30/23(4)	400	414,000
Petrobras Global Finance BV
5.625%, 5/20/43	605	513,906

		$1,475,406

Retailers (Except Food and Drug) — 1.4%
JC Penney Corp., Inc.
6.375%, 10/15/36	$2,900	$2,117,000

		$2,117,000

Steel — 0.5%
Cliffs Natural Resources, Inc.
6.25%, 10/1/40	$950	$822,747

		$822,747

Telecommunications — 3.1%
Alcoa, Inc.
5.95%, 2/1/37	$885	$876,231
Avaya, Inc.
10.50%, 3/1/21(4)	650	619,125
Bharti Airtel International Netherlands BV
5.125%, 3/11/23(4)	260	251,810
Sprint Capital Corp.
6.875%, 11/15/28	500	498,750
Telecom Italia Capital SA
6.00%, 9/30/34	2,490	2,343,712

		$4,589,628

Security	Principal Amount (000’s omitted)		Value
Utilities — 0.6%
Enel Finance International NV
6.00%, 10/7/39(4)		$860	$879,251

			$879,251

Total Corporate Bonds & Notes (identified cost $15,391,450)			$16,030,423

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)		Value
Mexico — 0.3%
Mexican Bonos
7.75%, 5/29/31	MXN	6,250	$502,884

Total Foreign Government Bonds (identified cost $481,489)			$502,884

Convertible Bonds — 1.9%

Security	Principal Amount (000’s omitted)		Value
Home Builders — 0.6%
KB Home
1.375%, 2/1/19		$400	$434,500
Ryland Group, Inc. (The)
0.25%, 6/1/19		465	456,281

			$890,781

Semiconductors — 1.1%
Novellus Systems, Inc.
2.625%, 5/15/41		$1,000	$1,628,750

			$1,628,750

Telecommunications — 0.2%
Ciena Corp.
3.75%, 10/15/18(4)		$250	$369,688

			$369,688

Total Convertible Bonds (identified cost $2,573,238)			$2,889,219

Common Stocks — 5.0%

Security	Shares		Value
Chemicals and Plastics — 0.4%
Arkema SA		1,318	$142,967
LyondellBasell Industries NV, Class A		4,405	387,992

			$530,959

Diversified Financial Services — 0.7%
Medley Capital Corp.		74,500	$1,045,980

			$1,045,980

Security	Shares	Value
Electronics/Electrical — 0.7%
Applied Materials, Inc.	19,530	$370,289
Intel Corp.	25,150	622,714

		$993,003

Investment Companies — 2.6%
Ares Capital Corp.	59,000	$1,063,770
PennantPark Investment Corp.	71,000	812,240
Solar Capital, Ltd.	43,000	955,460
THL Credit, Inc.	67,000	1,060,610

		$3,892,080

Machinery — 0.1%
Donaldson Co., Inc.	3,407	$145,956

		$145,956

Oil and Gas — 0.2%
Occidental Petroleum Corp.	3,312	$319,674

		$319,674

Telecommunications — 0.3%
Corning, Inc.	10,029	$193,259
Telefonaktiebolaget LM Ericsson ADR	25,000	322,750

		$516,009

Total Common Stocks (identified cost $7,033,793)		$7,443,661

Convertible Preferred Stocks — 1.4%

Security	Shares	Value
Automotive & Parts — 0.0%(6)
Goodyear Tire & Rubber Co. (The), 5.875%	600	$44,556

		$44,556

Health Care – Products — 0.2%
Alere, Inc., 3.00%	900	$263,700

		$263,700

Oil & Gas — 0.3%
Chesapeake Energy Corp., 5.75%(4)	400	$455,500

		$455,500

Real Estate Investment Trusts (REITs) — 0.9%
iStar Financial, Inc., 4.50%	20,000	$1,317,600

		$1,317,600

Total Convertible Preferred Stocks (identified cost $1,694,164)		$2,081,356

Preferred Stocks — 0.1%

Security	Shares	Value
Banks — 0.1%
First Tennessee Bank, 3.75%(4)(7)	255	$172,204

Total Preferred Stocks (identified cost $201,450)		$172,204

Tax-Exempt Investments — 0.7%

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 0.7%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$1,102	$1,070,009

Total Tax-Exempt Investments (identified cost $977,140)		$1,070,009

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(8)	$4,296	$4,295,559

Total Short-Term Investments (identified cost $4,295,559)		$4,295,559

Total Investments — 159.9% (identified cost $235,559,993)		$238,545,513

Less Unfunded Loan Commitments — (0.1)%		$(143,656)

Net Investments — 159.8% (identified cost $235,416,337)		$238,401,857

Notes Payable — (36.2)%		$(54,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value — (24.1)%		$(36,000,000)

Other Assets, Less Liabilities — 0.5%		$795,436

Net Assets Applicable to Common Shares — 100.0%		$149,197,293

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ADR	-	American Depositary Receipt

MXN	-	Mexican Peso

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after February 28, 2014, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $4,094,609 or 2.7% of the Fund’s net assets applicable to common shares..

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal.

(6)	Amount is less than 0.05%.

(7)	Variable rate security. The stated interest rate represents the rate in effect at February 28, 2014.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2014 was $11,405.

The Fund did not have any open financial instruments at February 28, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$235,416,337

Gross unrealized appreciation	$3,691,184
Gross unrealized depreciation	(705,664)

Net unrealized appreciation	$2,985,520

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$203,916,542		$—	$203,916,542
Corporate Bonds & Notes	—	16,030,423		—	16,030,423
Foreign Government Bonds	—	502,884		—	502,884
Convertible Bonds	—	2,889,219		—	2,889,219
Common Stocks	7,300,694	142,967	*	—	7,443,661
Convertible Preferred Stocks	44,556	2,036,800		—	2,081,356
Preferred Stocks	—	172,204		—	172,204
Tax-Exempt Investments	—	1,070,009		—	1,070,009
Short-Term Investments	—	4,295,559		—	4,295,559
Total Investments	$7,345,250	$231,056,607		$—	$238,401,857

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014